Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Dec. 05, 2017 CNY (¥)	Dec. 05, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jun. 08, 2016 CNY (¥)	May 28, 2015 CNY (¥)	Apr. 01, 2015 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Income from cost method investment									¥ 947,069	$ 145,561	¥ 721	¥ 0
News Republic
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)				100.00%
Cash consideration				¥ 339,414
consideration				¥ 364,481			¥ 364,481
Percentage of shares to dispose of (as a percent)	100.00%	100.00%
Total consideration from disposal	¥ 566,044	$ 85,840
Amount in Exchange for equity interest | $		$ 50,000
Deconsolidation gain									¥ 232,673	$ 35,761
MobPartner
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)						100.00%
Cash consideration						¥ 273,726
consideration						¥ 314,237
Other acquisitions
Business Acquisition [Line Items]
consideration												¥ 37,581
Baomi Technology [Member]
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)								20.00%
Cash consideration			¥ 35,522					¥ 6,000
Voting rights percentage obtained after the additional acquisition									50.52%	50.52%
Income from cost method investment									¥ 6,276	$ 965
Japan Kingsoft
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)											4.60%		41.50%
Cash consideration													¥ 98,097
consideration											¥ 8,007
Percentage of voting right delegated											5.00%
Percentage of ownership											46.10%
Voting rights percentage obtained after the additional acquisition											51.10%
Moxiu Technology
Business Acquisition [Line Items]
Ownership percentage acquired (as a percent)					1.60%								50.50%
Cash consideration					¥ 25,000								¥ 50,000
consideration					¥ 88,488
Percentage of voting interest required for approval of significant financial and operating decisions													67.00%
Voting rights percentage obtained after the additional acquisition					52.10%